Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103-7018

(215) 564-8000

August 24, 2016

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Jaea Hahn

RE:	Delaware Group Global & International Funds (the “Registrant”)
File Nos. 811-06324; 033-41034

Dear Ms. Hahn:

On behalf of the Registrant, and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), please find transmitted herewith for filing via the EDGAR system Post-Effective Amendment No. 65 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Registrant is filing this Amendment for the purposes of: (i) revising the investment strategies of the Registrant’s Delaware Focus Global Growth Fund (the “Fund”) and (ii) changing the name of the Fund to Delaware International Small Cap Fund.

Prior to the effective date of the Amendment, the Registrant intends to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment and (ii) updating financial and certain other information.

As noted on the facing sheet, the Amendment relates only to the Fund, and the Amendment does not affect the prospectuses and statements of additional information relating to the Registrant’s other series of shares.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Emilia P. Wang
Bruce G. Leto